Organization and Principal Activities (Narrative) (Details) - $ / shares	12 Months Ended			34 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2012	Jul. 31, 2014	Dec. 31, 2013
Organization and Principal Activities [Line Items]
Ordinary shares subscribed						29,983,883
Par value of ordinary shares (in dollars per share)		$ 0.0001				$ 0.0001
Equity interest acquired (as a percent)		100.00%
Shanghai Zunyi Business Consulting Ltd. [Member]
Organization and Principal Activities [Line Items]
Written notice period required to cancel proxy agreement by VIE	30 days
Term of exclusive technology service agreement with VIE	20 years
VIE [Member]
Organization and Principal Activities [Line Items]
Contribution percentage in consolidated net revenues	2.99%	3.58%	1.33%
Contribution percentage in consolidated total assets	2.69%	4.32%
Variable Interest Entities Contribution Percentage Liabilities	4.45%	7.16%
Shanghai Baozun [Member]
Organization and Principal Activities [Line Items]
Equity interest acquired (as a percent)					100.00%
Shanghai Baozun [Member] | Alibaba [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				25.16%
Shanghai Baozun [Member] | Private Opportunities [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				5.81%
Shanghai Baozun [Member] | GS Investment [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				3.88%
Shanghai Baozun [Member] | Stelca Holding [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				1.53%
Shanghai Baozun [Member] | New Access [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				3.86%
Shanghai Baozun [Member] | Crescent Castle [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				24.80%
Shanghai Baozun [Member] | Infinity [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				6.46%